Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities
29. Lease liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2024	2023
At January 1,	593,725	443,507
Interest expense	23,659	17,030
Repayment of lease liabilities (including interest expense)	(167,208)	(142,762)
Business combinations	—	160,869
Additions due to new leases and store renewals	195,955	142,005
Decrease of lease liabilities due to store closures	(7,867)	(14,750)
Translation differences	23,421	(12,174)
At December 31,	661,685	593,725
Of which:
Non-current	518,728	471,083
Current	142,957	122,642

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2024	661,685	142,957	114,935	100,484	78,023	225,286
2023	593,725	122,642	102,631	82,248	68,876	217,328
For information relating to the contractual cash flows of the Group’s lease agreements, see Note 35 — Qualitative and quantitative information on financial risks—Liquidity risks.